S-K 1603, SPAC Sponsor; Conflicts of Interest	Oct. 05, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor, Agreement Arrangement or Understanding on Determining Whether to Proceed with de-SPAC Transaction [Text Block]

Sponsor Support Agreement

Concurrently with the execution of the Business Combination Agreement, the Sponsor and Talawar entered into the Sponsor Support Agreement, pursuant to which the Sponsor has agreed, among other things, to (a) vote in favor of the Business Combination Agreement and the Transactions (including the Merger), (b) irrevocably waive any adjustment to the conversion ratio set forth in the Articles of Association, and any anti-dilution or similar protections with respect to the Sponsor Shares, including any such protections that may be triggered by the issuance of Post-Closing Company Shares pursuant to the PIPE Subscription Agreements or the PIPE Financing, (c) waive any right to demand redemption of any Sponsor Shares and any right to participate in any such redemption, (d) waive any appraisal, fair value or dissent rights (including under Section 238 of the Cayman Act) with respect to the Sponsor Shares in connection with the Merger and the Transactions, and (e) surrender for no consideration, in connection with the Closing, 150,000 Sponsor Shares for cancellation. The following summary of material provisions of the Sponsor Support Agreement is qualified by reference to the complete text of the Sponsor Support Agreement, a copy of which is attached as an exhibit to the registration statement of which this proxy statement/prospectus is a part. All shareholders are encouraged to read the Sponsor Support Agreement in its entirety for a more complete description of the terms and conditions of the Sponsor Support Agreement.

Pursuant to the terms of the Sponsor Support Agreement, until the earlier of (a) the Closing and (b) termination of the Business Combination Agreement in accordance with its terms, the Sponsor agreed, among other things, to (i) appear at the Extraordinary General Meeting and cause all Sponsor Shares to be counted as present for quorum purposes and (ii) vote (or duly and promptly execute and deliver an action by written consent), or cause to be voted, all of the Sponsor Shares (A) in favor of the approval and adoption of the Business Combination Agreement, the Transactions, and any other proposal submitted by the JATT Board for approval by the JATT Shareholders in connection with the Transactions, (B) in favor of any other matter reasonably necessary to the consummation of the Transactions and considered and voted upon by the JATT Shareholders, (C) against any action, agreement or transaction or proposal that would (1) reasonably be expected to result in a breach of any covenant, representation or warranty or any other obligation or agreement of JATT under the Business Combination Agreement or any Ancillary Document, (2) reasonably be expected to result in the failure of the Transactions to be consummated, or (3) change the business, management, or JATT Board except as contemplated by the Business Combination Agreement and the Ancillary Documents, and (D) against any merger agreement, merger, consolidation, combination, sale of substantial assets, reorganization, recapitalization, dissolution, liquidation or winding up of or by JATT (other than the Business Combination Agreement and the Transactions). The Sponsor further agreed not to enter into any commitment, agreement, understanding, or similar arrangement to vote or give voting instructions or express consent or dissent in writing in any manner inconsistent with the foregoing. In addition, the Sponsor agreed not to, and to direct its representatives and agents not to, bring, commence, institute, maintain, voluntarily aid, join in, facilitate, assist or encourage any claim, derivative or otherwise, against JATT, Talawar or Merger Sub (i) challenging the validity of, or seeking to enjoin the operation of, any provision of the Sponsor Support Agreement or the Business Combination Agreement, or (ii) alleging a breach of any fiduciary duty of any person in connection with the evaluation, negotiation or entry into the Business Combination Agreement. The Sponsor Support Agreement terminates automatically upon the earlier of (x) the Closing and (y) the termination of the Business Combination Agreement in accordance with its terms.

Letter Agreement

The Insiders have entered into a Letter Agreement with JATT, pursuant to which they have waived their rights to liquidating distributions from the Trust Account with respect to any JATT Ordinary Shares held by them if JATT fails to complete its initial business combination within 24 months from the closing of the IPO, or such later period approved by JATT’s shareholders in accordance with the Articles of Association. However, if the Insiders acquired, or in the future acquire, JATT Ordinary Shares in or after the IPO, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if JATT fails to complete its initial business combination within 24 months from the closing of the IPO, or such later period approved by JATT’s shareholders in accordance with the Articles of Association.

Registration Rights and Lock-Up Agreement

Effective upon the Closing, JATT, certain JATT Shareholders (including the Sponsor), Talawar and certain Talawar Stockholders will enter into the Registration Rights and Lock-Up Agreement. The following summary of material provisions of the Registration Rights and Lock-Up Agreement is qualified by reference to the complete text of the form of Registration Rights Agreement, a copy of which is filed as an exhibit to the registration statement of which this prospectus forms a part of. All shareholders are encouraged to read the Registration Rights and Lock-Up Agreement in its entirety for a more complete description of the terms and conditions of the Registration Rights and Lock-Up Agreement.

Pursuant to the Registration Rights and Lock-Up Agreement, the Post-Closing Company will agree to use commercially reasonable efforts to (1) file with the SEC (at the Post-Closing Company’s sole cost and expense) the Resale Registration Statement within 30 calendar days after the Closing and (2) cause such Resale Registration Statement to become effective under the Securities Act as soon as reasonably practicable after such filing, but in no event later than the 60th calendar day (or 90th calendar day if the SEC notifies the Post-Closing Company that it will “review” the Resale Registration Statement) following the filing date thereof after the Closing Date. In certain circumstances, the holders of registration rights thereunder may demand in the aggregate up to three underwritten offerings (of which Khanda and AI Talawar may initiate an aggregate of two between them) and will be entitled to customary piggyback registration rights.

Pursuant to the Registration Rights and Lock-Up Agreement, the holders of Post-Closing Company Shares that are a signatory thereto have agreed not to transfer their respective Post-Closing Company Shares for a period of 180 days following the Closing Date, subject to certain exceptions. The restrictions set forth in the Registration Rights and Lock-up Agreement, shall not apply during the lock-up period to transfers (i) as a bona fide gift or charitable contribution; (ii) to a trust, or other entity formed for estate planning purposes for the primary benefit of the spouse, domestic partner, parent, sibling, child or grandchild of such holder or any other natural person with whom such holder has a relationship by blood, marriage or adoption not more remote than first cousin; (iii) by will or intestate succession upon the death of the holder; (iv) pursuant to a qualified domestic order, court order or in connection with a divorce settlement, or any legal, regulatory or other order; (v) if such holder is a corporation, partnership (whether general, limited or otherwise), limited liability company, trust or other business entity, (A) to another corporation, partnership, limited liability company, trust or other business entity that controls, is controlled by or is under common control or management with the holder, or (B) to partners, limited liability company members or stockholders of the holder, including, for the avoidance of doubt, where the holder is a partnership, to its general partner or a successor partnership or fund, or any other funds managed by such partnership; (vi) if such holder is a trust, to a trustor or beneficiary of the trust or to the estate of a beneficiary of such trust; (vii) to a nominee or custodian of a person or entity to whom a disposition or transfer would be permissible under clauses (i) through (vi); (viii) as a pledge or other grant of a security interest in Post-Closing Company Shares to one or more financial or lending institutions as collateral or security in connection with any bona fide loans, advances or extensions of credit or debt transaction (or enforcement thereunder) entered into by the holder or any of its affiliates, or any refinancings thereof, and any transfers of such Post-Closing Company Shares upon foreclosure thereof; (ix) pursuant to a bona fide third-party tender offer, merger, stock sale, recapitalization, consolidation or other transaction involving a change in control of the Post-Closing Company; provided, however, that if such tender offer, merger, stock sale, recapitalization, consolidation or other such transaction is not completed, the Shares shall remain subject to the lock-up restrictions; (x) the establishment of a trading plan pursuant to Rule 10b5-1 promulgated under the Exchange Act; provided, however, that such plan does not provide for the transfer of Post-Closing Company Shares during the lock-up period; (xi) to Post-Closing Company in connection with the repurchase of such holder’s Shares in connection with the termination of the holder’s employment with the Post-Closing Company or any subsidiary of the Post-Closing Company pursuant to contractual agreements with the Post-Closing Company; (xii) to satisfy tax withholding obligations in connection with the exercise of options to purchase shares of Post-Closing Company Common Stock or the vesting or settlement of Post-Closing Company stock-based awards; or (xiii) in payment on a “net exercise” or “cashless” basis of the exercise or purchase price with respect to the exercise of options to purchase Post-Closing Company Shares; provided, however, that in the case of clauses (i) through (viii), the transferee(s) of such transfer must enter into a written agreement agreeing to be bound by the transfer restrictions set forth in the Registration Rights and Lock-Up Agreement.

The foregoing description of the Registration Rights and Lock-Up Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of such agreement, the form of which is filed as an exhibit to the registration statement of which this proxy statement/prospectus form a part and the terms of which are incorporated by reference herein.

Stockholder Support Agreement

Concurrently with the execution of the Business Combination Agreement, JATT, Talawar, and Khanda (the sole Stockholder party thereto) entered into the Stockholder Support Agreement pursuant to which Khanda agreed, among other things, to (a) vote (or deliver a written consent within 24 hours of a request therefor) all of its Shares (i) in favor of the approval and adoption of the Business Combination Agreement, the Merger, the Stock Split and all other Transactions and (ii) against any action, agreement or transaction or proposal that would result in a breach of any covenant, representation or warranty or any other obligation or agreement of Talawar under the Business Combination Agreement or that would reasonably be expected to result in the failure of the Merger from being consummated, (b) take, or cause to be taken, any actions necessary or advisable to cause certain letter agreements providing for redemption rights, put rights, purchase rights, information rights, rights to consult with and advise management, inspection rights, preemptive rights, board observer rights or other similar rights not generally available to stockholders of Talawar to be terminated effective immediately prior to the Effective Time, and (c) irrevocably waive any appraisal rights (including under Section 262 of the DGCL) with respect to the Merger and the Stock Split.

The Stockholder Support Agreement restricts Khanda from, among other things, directly or indirectly, (a) selling, assigning, transferring (including by operation of law), creating any lien or pledge, disposing of or otherwise encumbering any of the Shares, or agreeing to do any of the foregoing, except pursuant to (i) the Business Combination Agreement, (ii) a transfer to another Talawar Stockholder party to the Stockholder Support Agreement or (iii) a transfer to a Permitted Transferee (as defined in the Stockholder Support Agreement) that agrees in writing to be bound by the Stockholder Support Agreement; (b) depositing any Shares into a voting trust or entering into a voting agreement or arrangement or granting any proxy or power of attorney with respect thereto that is inconsistent with the Stockholder Support Agreement; and (c) entering into any contract, option or other arrangement or undertaking with respect to the direct or indirect acquisition or sale, assignment, transfer or other disposition of any Shares. Any purported transfer in violation of these restrictions shall be null and void ab initio.

Pursuant to the Stockholder Support Agreement, Khanda, which owns 9,000,000 Talawar Shares representing approximately 95.0 % of the voting power of the outstanding Talawar Shares (voting together as a single class, and, with respect to the Talawar Preferred Shares, on an as-converted to Talawar Common Shares basis) and 100% of the voting power of the outstanding Talawar Preferred Shares (voting together as a single class on an as-converted to Talawar Common Shares basis), has agreed to support the transactions contemplated by the Business Combination Agreement on behalf of Talawar, which is sufficient to constitute the Talawar Stockholder Written Consent. In addition, Khanda has agreed to irrevocably waive any appraisal rights under applicable law in connection with the Merger and the Stock Split.

Drs. Sidhu, Becker and Borowski are all directors of both Talawar and Khanda, and, accordingly, three members of the Talawar Board (and the expected Post-Closing Company Board) also constitute the entire board of directors of Khanda. In addition, Access, a founding investor of Talawar and, upon Closing, as a result of the conversion of its SAFE into Post-Closing Company Shares and its participation in the PIPE Financing, will be a significant stockholder of the Post-Closing Company. In addition, Access is also an investor in Khanda where it controls a majority of Khanda’s outstanding equity interests and has appointed a majority of the members of the board of directors of Khanda, and as a result, has effective control over the appointment of any executive officers of Khanda.

The Stockholder Support Agreement will automatically terminate upon the earliest of (a) the Closing, (b) the termination of the Business Combination Agreement in accordance with its terms and (c) the mutual written agreement of the parties thereto. Notwithstanding any termination, no such termination shall relieve any party of liability for fraud or any willful breach of the Stockholder Support Agreement occurring prior to such termination.

The foregoing description of the Stockholder Support Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of such agreement, the form of which is filed as an exhibit to the registration statement of which this proxy statement/prospectus form a part and the terms of which are incorporated by reference herein.

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]

Pursuant to the terms of the Sponsor Support Agreement, until the earlier of (a) the Closing and (b) termination of the Business Combination Agreement in accordance with its terms, the Sponsor agreed, among other things, to (i) appear at the Extraordinary General Meeting and cause all Sponsor Shares to be counted as present for quorum purposes and (ii) vote (or duly and promptly execute and deliver an action by written consent), or cause to be voted, all of the Sponsor Shares (A) in favor of the approval and adoption of the Business Combination Agreement, the Transactions, and any other proposal submitted by the JATT Board for approval by the JATT Shareholders in connection with the Transactions, (B) in favor of any other matter reasonably necessary to the consummation of the Transactions and considered and voted upon by the JATT Shareholders, (C) against any action, agreement or transaction or proposal that would (1) reasonably be expected to result in a breach of any covenant, representation or warranty or any other obligation or agreement of JATT under the Business Combination Agreement or any Ancillary Document, (2) reasonably be expected to result in the failure of the Transactions to be consummated, or (3) change the business, management, or JATT Board except as contemplated by the Business Combination Agreement and the Ancillary Documents, and (D) against any merger agreement, merger, consolidation, combination, sale of substantial assets, reorganization, recapitalization, dissolution, liquidation or winding up of or by JATT (other than the Business Combination Agreement and the Transactions). The Sponsor further agreed not to enter into any commitment, agreement, understanding, or similar arrangement to vote or give voting instructions or express consent or dissent in writing in any manner inconsistent with the foregoing. In addition, the Sponsor agreed not to, and to direct its representatives and agents not to, bring, commence, institute, maintain, voluntarily aid, join in, facilitate, assist or encourage any claim, derivative or otherwise, against JATT, Talawar or Merger Sub (i) challenging the validity of, or seeking to enjoin the operation of, any provision of the Sponsor Support Agreement or the Business Combination Agreement, or (ii) alleging a breach of any fiduciary duty of any person in connection with the evaluation, negotiation or entry into the Business Combination Agreement. The Sponsor Support Agreement terminates automatically upon the earlier of (x) the Closing and (y) the termination of the Business Combination Agreement in accordance with its terms.

SPAC Sponsor, Conflicts of Interest [Table Text Block]

There may be actual or potential material conflicts of interest between or among (1) the Sponsor, JATT’s officers and directors, Talawar’s officers and directors and (2) unaffiliated security holders of JATT. Such conflicts of interest may include a material conflict of interest arising in determining whether to proceed with the business combination, the compensation of JATT’s directors and officers and the compensation of the Sponsor in connection with the business combination. See the section entitled “Proposal No. 1 —The Business Combination Proposal — Interests of Certain JATT Persons in the Business Combination” and “Information About JATT — Conflicts of Interest.” Talawar’s managers and executive officers have interests in the Business Combination that are different from, or in addition to, those of the JATT shareholders generally.